EQUITY EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
Equity [abstract]
Schedule of equity
Non-controlling interests represent the common and preferred equity in consolidated entities that are owned by other shareholders.

AS AT DEC. 31 (MILLIONS)	2017	2016
Common equity	$47,281	$39,974
Preferred equity	4,347	3,261
Total	$51,628	$43,235
Equity consists of the following:

AS AT DEC. 31 (MILLIONS)	2017	2016
Preferred equity	$4,192	$3,954
Non-controlling interests	51,628	43,235
Common equity	24,052	22,499
	$79,872	$69,688
At December 31, 2016, the following options to purchase Class A shares were outstanding:

	Weighted-Average Remaining Life	Options Outstanding (000’s)
Exercise Price		Vested	Unvested	Total
C$11.77	2.2 years	4,885	—	4,885
C$18.20 – C$23.63	1.1 years	2,159	—	2,159
C$26.02	0.1 years	640	—	640
US$15.45	3.2 years	5,153	—	5,153
US$16.83 – US$23.37	4.8 years	5,626	890	6,516
US$25.21 – US$30.59	7.5 years	4,692	9,143	13,835
US$33.75 – US$36.32	8.1 years	949	5,030	5,979
		24,104	15,063	39,167
The authorized common share capital consists of an unlimited number of shares. Shares issued and outstanding changed as follows:

FOR THE YEARS ENDED DEC. 31	2017	2016
Outstanding, beginning of year[1]	958,168,417	961,290,839
Issued (repurchased)
Repurchases	(3,448,665)	(4,707,132)
Long-term share ownership plans[2]	3,826,248	1,312,463
Dividend reinvestment plan and others	227,120	272,247
Outstanding, end of year[1]	958,773,120	958,168,417

1.	Net of 30,569,215 (2016 – 27,846,452) Class A shares held by the company in respect of long-term compensation agreements

2.	Includes management share option plan and restricted stock plan
Common Equity
The company’s common equity is comprised of the following:

AS AT DEC. 31 (MILLIONS)	2017	2016
Common shares	$4,428	$4,390
Contributed surplus	263	234
Retained earnings	11,864	11,490
Ownership changes	1,459	1,199
Accumulated other comprehensive income	6,038	5,186
Common equity	$24,052	$22,499
The number of issued and outstanding common shares and unexercised options are as follows:

AS AT DEC. 31	2017	2016
Class A shares[1]	958,688,000	958,083,297
Class B shares	85,120	85,120
Shares outstanding[1]	958,773,120	958,168,417
Unexercised options and other share-based plans[2]	47,474,284	43,798,733
Total diluted shares	1,006,247,404	1,001,967,150

1.	Net of 30,569,215 (2016 – 27,846,452) Class A shares held by the company in respect of long-term compensation agreements

2.	Includes management share option plan and escrowed stock plan

	Average Rate
AS AT DEC. 31 (MILLIONS)	2017	2016	2017	2016
Perpetual preferred shares
Floating rate	2.33%	1.97%	$531	$532
Fixed rate	4.82%	4.82%	749	753
	3.78%	3.65%	1,280	1,285
Fixed rate-reset preferred shares	4.21%	4.42%	2,912	2,669
	4.08%	4.17%	$4,192	$3,954

Further details on each series of preferred shares are as follows:

		Issued and Outstanding
AS AT DEC. 31 (MILLIONS, EXCEPT PER SHARE INFORMATION)	Rate	2017	2016	2017	2016
Class A preferred shares
Perpetual preferred shares
Series 2	70% P	10,465,100	10,465,100	$169	$169
Series 4	70% P/8.5%	2,800,000	2,800,000	45	45
Series 8	Variable up to P	2,479,585	2,479,585	43	43
Series 13	70% P	9,297,700	9,297,700	195	195
Series 15	B.A. + 40 b.p.[1]	2,000,000	2,000,000	42	42
Series 17	4.75%	7,950,756	8,000,000	173	174
Series 18	4.75%	7,966,158	8,000,000	180	181
Series 25	T-Bill + 230 b.p.[1]	1,533,133	1,533,133	38	38
Series 36	4.85%	7,949,024	8,000,000	200	201
Series 37	4.90%	7,949,083	8,000,000	195	197
				1,280	1,285
Rate-reset preferred shares[2]
Series 9	3.80%	1,519,115	1,519,115	21	21
Series 24	3.01%	9,394,250	9,394,250	230	230
Series 26	3.47%	9,903,348	9,903,348	243	243
Series 28	2.73%	9,359,387	9,394,373	235	235
Series 30	4.80%	9,934,050	9,950,452	245	245
Series 32	4.50%	11,982,568	11,982,568	303	303
Series 34	4.20%	9,977,889	9,977,889	255	255
Series 38	4.40%	8,000,000	8,000,000	181	181
Series 40	4.50%	12,000,000	12,000,000	275	275
Series 42	4.50%	12,000,000	12,000,000	269	269
Series 44	5.00%	9,945,189	10,000,000	189	190
Series 46	4.80%	11,895,790	12,000,000	220	222
Series 48[3]	4.75%	12,000,000	—	246	—
				2,912	2,669
Total				$4,192	$3,954

1.	Rate determined quarterly

2.
Dividend rates are fixed for five to six years from the quarter end dates after issuance, June 30, 2011, March 31, 2012, June 30, 2012, December 31, 2012, September 30, 2013, March 31, 2014, June 30, 2014, December 31, 2014, December 31, 2015, December 31, 2016 and December 31, 2017, respectively and reset after five to six years to the 5-year Government of Canada bond rate plus between 180 and 417 basis points

3.	Issued on September 13, 2017
P – Prime Rate, B.A. – Bankers’ Acceptance Rate, b.p. – Basis Points
At December 31, 2017, the following options to purchase Class A shares were outstanding:

	Weighted-Average Remaining Life	Options Outstanding (000’s)
Exercise Price		Vested	Unvested	Total
C$11.77	1.2 years	2,620	—	2,620
C$21.08	0.1 years	177	—	177
US$15.45	2.2 years	4,772	—	4,772
US$16.83 – US$23.37	3.8 years	5,834	—	5,834
US$25.21 – US$30.59	6.5 years	6,858	5,967	12,825
US$33.75 – US$36.32	7.1 years	2,049	3,191	5,240
US$36.88 – US$37.75	9.1 years	—	6,222	6,222
		22,310	15,380	37,690
Preferred equity includes perpetual preferred shares and rate-reset preferred shares and consists of the following:

	Average Rate
AS AT DEC. 31 (MILLIONS)	2017	2016	2017	2016
Perpetual preferred shares
Floating rate	2.33%	1.97%	$531	$532
Fixed rate	4.82%	4.82%	749	753
	3.78%	3.65%	1,280	1,285
Fixed rate-reset preferred shares	4.21%	4.42%	2,912	2,669
	4.08%	4.17%	$4,192	$3,954

Schedule of basic and diluted earnings per share
The components of basic and diluted earnings per share are summarized in the following table:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2017	2016
Net income attributable to shareholders	$1,462	$1,651
Preferred share dividends	(145)	(133)
Net income available to shareholders	$1,317	$1,518

Weighted average – common shares	958.8	959.0
Dilutive effect of the conversion of options and escrowed shares using treasury stock method	21.2	17.6
Common shares and common share equivalents	980.0	976.6

Schedule of expense recognized for share-based compensation
The expense recognized for share-based compensation is summarized in the following table:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2017	2016
Expense arising from equity-settled share-based payment transactions	$69	$64
Expense arising from cash-settled share-based payment transactions	281	32
Total expense arising from share-based payment transactions	350	96
Effect of hedging program	(275)	(27)
Total expense included in consolidated income	$75	$69

Schedule of number and weighted average exercise prices of share options
The change in the number of DSUs and RSUs during 2017 and 2016 was as follows:

	DSUs	RSUs
	Number of Units (000’s)	Number of Units (000’s)		Weighted- Average Exercise Price
Outstanding at January 1, 2017	14,986	10,920	C$	9.09
Granted and reinvested	661	—		—
Exercised and canceled	(703)	—		—
Outstanding at December 31, 2017	14,944	10,920	C$	9.09

	DSUs	RSUs
	Number of Units (000’s)	Number of Units (000’s)		Weighted- Average Exercise Price
Outstanding at January 1, 2016	13,793	10,920	C$	9.09
Granted and reinvested	1,264	—		—
Exercised and canceled	(71)	—		—
Outstanding at December 31, 2016	14,986	10,920	C$	9.09

The change in the number of options during 2017 and 2016 were as follows:

	Number of Options (000’s)[1]	Weighted- Average Exercise Price		Number of Options (000’s)[2]	Weighted- Average Exercise Price
Outstanding at January 1, 2017	7,684	C$	15.63	$31,483	US$	25.77
Granted	—		—	6,331		36.92
Exercised	(4,887)		17.50	(2,149)		24.36
Canceled	—		—	(772)		33.28
Outstanding at December 31, 2017	2,797	C$	12.35	34,893	US$	27.71

1.	Options to acquire TSX listed Class A shares

2.	Options to acquire NYSE listed Class A shares

	Number of Options (000’s)[1]	Weighted- Average Exercise Price		Number of Options (000’s)[2]	Weighted- Average Exercise Price
Outstanding at January 1, 2016	9,427	C$	17.07	$28,488	US$	24.98
Granted	—		—	4,363		30.59
Exercised	(1,743)		23.44	(970)		22.00
Canceled	—		—	(398)		31.25
Outstanding at December 31, 2016	7,684	C$	15.63	31,483	US$	25.77

1.	Options to acquire TSX listed Class A shares

2.	Options to acquire NYSE listed Class A shares
The change in the number of ES shares during 2017 and 2016 was as follows:

	Number of Units (000’s)	Weighted- Average Exercise Price
Outstanding at January 1, 2017	24,167	$27.77
Granted	3,700	36.88
Exercised	(95)	21.74
Outstanding at December 31, 2017	27,772	$29.01

	Number of Units (000’s)	Weighted- Average Exercise Price
Outstanding at January 1, 2016	20,938	$27.33
Granted	3,250	30.59
Exercised	(21)	21.74
Outstanding at December 31, 2016	24,167	$27.77

Schedule of options granted using black-scholes module
The cost of the escrowed shares granted during the year was determined using the Black-Scholes model of valuation with inputs to the model as follows:

YEARS ENDED DEC. 31	Unit	2017	2016
Weighted-average share price	US$	36.88	30.59
Weighted-average fair value per share	US$	4.92	5.29
Average term to exercise	Years	7.5	7.5
Share price volatility[1]	%	18.9	28.0
Liquidity discount	%	25.0	25.0
Weighted-average annual dividend yield	%	2.1	1.6
Risk-free rate	%	2.3	1.6

1.	Share price volatility was determined based on historical share prices over a similar period to the average term to exercise
The fair value of each DSU is equal to the traded price of the company’s common shares.

	Unit	Dec. 31, 2017	Dec. 31, 2016
Share price on date of measurement	C$	54.72	44.30
Share price on date of measurement	US$	43.54	33.01
The fair value of RSUs was determined primarily using the following inputs:

	Unit	Dec. 31, 2017	Dec. 31, 2016
Share price on date of measurement	C$	54.72	44.30
Weighted-average fair value of a unit	C$	45.63	35.21
The cost of the options granted during the year was determined using the Black-Scholes valuation model, with inputs to the model as follows:

YEARS ENDED DEC. 31	Unit	2017	2016
Weighted-average share price	US$	36.92	30.59
Weighted-average fair value per option	US$	4.92	5.29
Average term to exercise	Years	7.5	7.5
Share price volatility[1]	%	18.9	28.0
Liquidity discount	%	25.0	25.0
Weighted-average annual dividend yield	%	2.1	1.6
Risk-free rate	%	2.3	1.6

1.	Share price volatility was determined based on historical share prices over a similar period to the average term to exercise